Asset Under Development (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Asset under development	$ 1,032,116	$ 731,993	[1]
Hilli Conversion to FLNG
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Purchase price installments	883,872	653,378
Interest costs capitalized	88,984	53,985
Other costs capitalized	59,260	24,630
Asset under development	1,032,116	$ 731,993
Expected cost	$ 1,300,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.